Credit Risk - Disclosure of Credit Rating of Financial Assets Subject to Credit Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Credit impairment loss allowances on loans and advances to customers	£ (1,005)	£ (865)
Coverage ratio	0.30%	0.30%
Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 310,100	£ 316,200
Credit impairment loss allowances on loans and advances to customers	£ (1,000)	£ (900)
Coverage ratio	0.30%	0.30%
Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 900
Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 63,000	£ 71,200
Coverage ratio	0.00%	0.00%
Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 45,800	£ 42,100
Coverage ratio	0.00%	0.00%
Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 92,900	£ 93,600
Coverage ratio	0.00%	0.00%
Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 59,700	£ 55,400
Coverage ratio	0.00%	0.00%
Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 20,100	£ 17,300
Coverage ratio	1.00%	1.20%
Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 11,300	£ 11,500
Coverage ratio	1.80%	0.90%
Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,800	£ 6,500
Coverage ratio	10.30%	9.20%
Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 600
Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 12,500	£ 19,500
Coverage ratio	0.00%	0.00%
Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	278,400	278,500
Credit impairment loss allowances on loans and advances to customers	£ (900)	£ (900)
Coverage ratio	0.30%	0.30%
Balance sheet asset | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 900
Balance sheet asset | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	228,200	224,500
Credit impairment loss allowances on loans and advances to customers	£ (900)	£ (900)
Coverage ratio	0.40%	0.40%
Balance sheet asset | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 184,100	£ 174,500
Credit impairment loss allowances on loans and advances to customers	£ (200)	£ (200)
Coverage ratio	0.10%	0.10%
Balance sheet asset | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 900
Balance sheet asset | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	200	200
Balance sheet asset | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	44,200	48,100
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	219,700	210,100
Credit impairment loss allowances on loans and advances to customers	£ (900)	£ (900)
Coverage ratio	0.40%	0.40%
Balance sheet asset | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 900
Balance sheet asset | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	1,000	1,200
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	7,300	12,700
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	200	500
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	6,000	5,900
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 62,900	£ 71,100
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 15,200	£ 19,400
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 9,000
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 9 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 44,200	£ 48,100
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 9 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 9,000
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 9 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 9,700
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 9 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 500
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 9 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,500	£ 3,600
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 9 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 38,600	£ 34,900
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 36,400	£ 32,800
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 33,400	£ 29,700
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 8 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 8 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 35,900	£ 32,500
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ (100)	£ 200
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 8 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 100
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 8 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 8 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,200	£ 2,100
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 8 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 86,000	£ 86,600
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 85,700	£ 86,400
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 82,300	£ 79,300
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 7 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 7 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 85,600	£ 84,500
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 800
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 7 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 1,100
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 7 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 7 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 200
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 7 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 53,200	£ 48,600
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 53,200	£ 48,600
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 45,000	£ 42,500
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Internal grade 6 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 6 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 52,100	£ 48,000
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 6 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 600
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 6 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 6 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 6 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 15,200	£ 12,800
Coverage ratio	1.30%	1.60%
Balance sheet asset | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 15,200	£ 12,800
Coverage ratio	1.30%	1.60%
Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 7,200	£ 6,400
Coverage ratio	1.40%	0.00%
Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	0
Balance sheet asset | Internal grade 5 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 5 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 15,200	£ 12,800
Coverage ratio	1.30%	1.60%
Balance sheet asset | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Balance sheet asset | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Balance sheet asset | Internal grade 5 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 5 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 5 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 5 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,200	£ 10,200
Coverage ratio	2.20%	1.00%
Balance sheet asset | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,200	£ 10,200
Coverage ratio	2.20%	1.00%
Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,800	£ 4,700
Coverage ratio	2.60%	2.10%
Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
Balance sheet asset | Internal grade 4 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 4 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,200	£ 10,200
Coverage ratio	2.20%	1.00%
Balance sheet asset | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Balance sheet asset | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Balance sheet asset | Internal grade 4 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 4 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 4 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 4 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 6,000
Coverage ratio	9.30%	10.00%
Balance sheet asset | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 600
Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 6,000
Coverage ratio	9.30%	10.00%
Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,100	£ 3,100
Coverage ratio	0.00%	3.20%
Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 600
Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	100
Balance sheet asset | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 6,000
Coverage ratio	9.30%	10.00%
Balance sheet asset | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 600
Balance sheet asset | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Balance sheet asset | Internal grade 3 to 1 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 3 to 1 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 8,800	£ 9,200
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 8,800	£ 9,200
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet asset | Other | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 7,700	£ 8,000
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Other | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 1,200
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet asset | Other | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Balance sheet asset | Other | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	31,700	37,700
Credit impairment loss allowances on loans and advances to customers	£ (100)	£ 0
Coverage ratio	0.30%	0.00%
Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage ratio	0.00%	0.00%
Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 7,200	£ 7,200
Coverage ratio	0.00%	0.00%
Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,900	£ 7,000
Coverage ratio	0.00%	0.00%
Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,500	£ 6,800
Coverage ratio	0.00%	0.00%
Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,900	£ 4,500
Coverage ratio	0.00%	0.00%
Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,100	£ 1,300
Coverage ratio	0.00%	0.00%
Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 500
Coverage ratio	25.00%	0.00%
Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,700	£ 10,300
Coverage ratio	0.00%	0.00%
Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	169,100	161,800
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	44,200	48,100
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	199,600	191,600
Credit impairment loss allowances on loans and advances to customers	£ (100)	£ (100)
Coverage ratio	0.10%	0.10%
Stage 1 | Balance sheet asset | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 1 | Balance sheet asset | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	1,000	1,200
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	7,300	12,700
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	200	500
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	6,000	5,900
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 9,000
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 9 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 44,200	£ 48,100
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 9 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 9,000
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 9 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,400	£ 9,700
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 9 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 500
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 9 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,500	£ 3,600
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 9 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 33,100	£ 29,500
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 8 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 8 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 35,600	£ 31,700
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ (100)	£ 200
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 8 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 100
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 8 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 8 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,200	£ 2,100
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 8 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 80,700	£ 78,000
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 7 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 7 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 83,900	£ 83,100
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 800
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 7 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 1,100
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 7 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 7 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 200
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 7 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 41,100	£ 39,600
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 6 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 6 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 47,900	£ 44,900
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 6 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 600
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 6 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 6 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 6 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 4,100	£ 4,100
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 5 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 5 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 11,100	£ 10,000
Coverage ratio	0.90%	1.00%
Stage 1 | Balance sheet asset | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 1 | Balance sheet asset | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 5 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 5 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 5 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 5 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 1,600
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 4 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 4 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,900	£ 5,000
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 4 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 4 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 4 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 4 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 600
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Internal grade 3 to 1 | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Other | Cash and balances at central banks | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Other | Cash and balances at central banks | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 7,300	£ 7,400
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Other | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 1,200
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Other | Reverse repurchase agreements – non trading | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet asset | Other | Financial assets at FVOCI | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Balance sheet asset | Other | Financial assets at FVOCI | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	30,800	36,100
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 7,200	£ 6,900
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,800	£ 6,700
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 6,400	£ 6,600
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,700	£ 4,300
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,700	£ 1,000
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 3,700	£ 10,300
Coverage ratio	0.00%	0.00%
Stage 1 | Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	13,300	11,000
Credit impairment loss allowances on loans and advances to customers	£ (100)	£ (100)
Coverage ratio	0.80%	0.90%
Stage 2 | Balance sheet asset | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 | Balance sheet asset | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	17,800	16,000
Credit impairment loss allowances on loans and advances to customers	£ (500)	£ (400)
Coverage ratio	2.80%	2.50%
Stage 2 | Balance sheet asset | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 400
Stage 2 | Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 200
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 800
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,600	£ 1,300
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 1,700	£ 1,400
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,900	£ 2,900
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,200	£ 3,100
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,100	£ 2,300
Coverage ratio	3.20%	0.00%
Stage 2 | Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 2 | Balance sheet asset | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 4,100	£ 2,800
Coverage ratio	2.40%	3.60%
Stage 2 | Balance sheet asset | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 | Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 3,200	£ 3,100
Coverage ratio	0.00%	3.20%
Stage 2 | Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 2 | Balance sheet asset | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 5,200	£ 5,200
Coverage ratio	3.80%	1.90%
Stage 2 | Balance sheet asset | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Stage 2 | Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	£ 1,300
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,600	£ 2,800
Coverage ratio	7.70%	7.10%
Stage 2 | Balance sheet asset | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Stage 2 | Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet asset | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 300
Coverage ratio	0.00%	0.00%
Stage 2 | Balance sheet asset | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	800	1,500
Credit impairment loss allowances on loans and advances to customers	£ (100)	£ 0
Coverage ratio	12.50%	0.00%
Stage 2 | Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 2 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 300
Coverage ratio	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 300
Coverage ratio	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage ratio	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage ratio	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 300
Coverage ratio	0.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage ratio	100.00%	0.00%
Stage 2 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 2 | Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,700	1,700
Credit impairment loss allowances on loans and advances to customers	£ (100)	£ (100)
Coverage ratio	5.90%	5.90%
Stage 3 | Balance sheet asset | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 3 | Balance sheet asset | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	2,300	2,500
Credit impairment loss allowances on loans and advances to customers	£ (300)	£ (400)
Coverage ratio	13.00%	16.00%
Stage 3 | Balance sheet asset | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 400
Stage 3 | Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 9 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 8 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 7 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 6 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 5 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Coverage ratio	100.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 4 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 3 | Balance sheet asset | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,700	£ 1,800
Coverage ratio	0.00%	5.60%
Stage 3 | Balance sheet asset | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 3 | Balance sheet asset | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 2,300	£ 2,600
Coverage ratio	13.00%	15.40%
Stage 3 | Balance sheet asset | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 400
Stage 3 | Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | Exposures | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Other | Financial assets at amortised cost | Credit risk | ECL | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet asset | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 300
Coverage ratio	0.00%	0.00%
Stage 3 | Balance sheet asset | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	100	100
Credit impairment loss allowances on loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 9 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 9 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 8 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 8 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 7 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 7 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 6 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 6 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 5 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 5 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 4 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 4 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Internal grade 3 to 1 | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-balance sheet | Other | Credit risk | Exposures
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 3 | Off-balance sheet | Other | Credit risk | ECL
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0